Other Current Liabilities (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Payables and Accruals [Line Items]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Billings in excess of costs incurred	$9,389	$11,531	$11,614
Lease abandonment	4,460	1,906	1,778
Self‑insurance liability	2,988	2,398	2,366
Tax indemnification liability	—	2,100	2,117
Contract reserves	7,024	5,646	5,591
Accrued interest	1,255	3,562	3,369
Deferred rent	1,818	1,710	1,444
Management advisory fees	1,705	1,408	1,808
Interest rate swap	668	678	238
Taxes payable	800	2,745	5,446
Other	2,411	3,753	4,759
	$32,518	$37,437	$40,530